Property, plant and equipment, net	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment, net

10. Property, plant and equipment, net

	Leasehold					Furniture
	land and	Plant and			Motor	and	Construction-
	Buildings[2]	equipment	Machineries	Renovation	vehicles	fittings	in-progress	Total
	USD	USD	USD	USD	USD	USD	USD	USD
2025
Cost
Beginning of financial year	19,537,807	4,066,863	1,213,687	490,239	694,591	132,100	1,198,070	27,333,357
Additions	-	127,387	-	80,241	105,215	2,242	884,953	1,200,038
Disposal	-	-	(397,071)	-	-	-	-	(397,071)
Revaluation	(472,784)	-	-	-	-	-	-	(472,784)
Translation difference	61,215	268,147	38,447	36,083	16,178	10,943	71,094	502,107
End of financial year	19,126,238	4,462,397	855,063	606,563	815,984	145,285	2,154,117	28,165,647

Accumulated depreciation
Beginning of financial year	1,673,694	2,622,248	1,070,773	488,132	587,523	128,504	-	6,570,874
Depreciation charge	955,011	552,125	70,889	9,508	33,415	1,342	-	1,622,290
Disposal	-	-	(397,071)	-	-	-	-	(397,071)
Revaluation	(1,432,900)	-	-	-	-	-	-	(1,432,900)
Translation difference	60,091	186,819	24,311	36,143	12,756	10,795	-	330,915
End of financial year	1,255,896	3,361,192	768,902	533,783	633,694	140,641	-	6,694,108

Net book value
End of financial year	17,870,342	1,101,205	86,161	72,780	182,290	4,644	2,154,117	21,471,539

OIO Group

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2025 and 2024

10. Property, plant and equipment, net (continued)

	Leasehold land and buildings[2]	Plant and equipment	Machineries	Renovation	Motor vehicles	Furniture and fittings	Construction- in progress	Total
	US$	US$	US$	US$	US$	US$	US$	US$
2024
Cost or valuation
Beginning of financial year	19,264,346	3,762,237	1,213,687	490,239	694,591	131,973	1,198,070	26,755,143
Additions	273,461	304,626	-	-	-	127	-	578,214
End of financial year	19,537,807	4,066,863	1,213,687	490,239	694,591	132,100	1,198,070	27,333,357

Accumulated depreciation
Beginning of financial year	732,355	2,103,927	974,802	487,530	543,149	127,015	-	4,968,778
Depreciation charge	941,339	518,321	95,971	602	44,374	1,489	-	1,602,096
End of financial year	1,673,694	2,622,248	1,070,773	488,132	587,523	128,504	-	6,570,874

Net book value
End of financial year	17,864,113	1,444,615	142,914	2,107	107,068	3,596	1,198,070	20,762,483

Right-of-use assets acquired under leasing arrangements are presented together with the owned assets of the same class. Details of such leased assets are disclosed in Note 15.

During the financial year, leasehold land and buildings with carrying amount of approximately US$15,964,489 (2024: US$15,823,299) were mortgaged to secure a term loan (Note 17).

[2]Leasehold land and buildings are measured at fair value less accumulated depreciation and impairment losses recognized after the date of the revaluation.

OIO Group

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2025 and 2024

10. Property, plant and equipment, net (continued)

Fair value hierarchy

Independent valuations of the Group’s leasehold land and buildings were performed by CKS Property Consultants Pte Ltd and Edmund Tie & Company (SEA) Pte Ltd for the financial year ended December 31, 2025.

There was no independent valuation of the Group’s leasehold land and buildings conducted for the financial year ended December 31, 2024. The revaluation surplus net of applicable deferred income taxes was credited to revaluation reserve. The following table presents the fair value measurement hierarchy of the Group’s leasehold land and buildings carried at fair value:-

Fair value measurements as at
December 31, 2025 categorized into
		Quoted prices in	Significant
		active markets for	other observable	Significant unobservable
	Fair value at	identical assets	inputs	inputs
	December 31, 2025	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$

Recurring fair value
measurement

Leasehold land and buildings:
- Industrial - Singapore	15,964,489	-	15,964,489	-

Fair value measurements as at
December 31, 2024 categorized into
Quoted prices in
		active markets for	Significant other	Significant
	Fair value at	identical assets	observable inputs	unobservable inputs
	December 31, 2024	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$

Recurring fair value
measurement

Leasehold land and buildings:
- Industrial - Singapore	15,823,299	-	-	15,823,299

During the years ended December 31, 2025 and 2024, there were no transfers between Level 1 and Level 2, or transfers into or out of Level 3.

OIO Group

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2025 and 2024

10. Property, plant and equipment, net (continued)

Reconciliation of fair value measurements categorized within Level 3 of the fair value hierarchy:-

Leasehold land
and buildings
US$

Carrying amount at December 31, 2024	15,823,299
Depreciation charge on revaluation of properties held for own use	(716,450)
Net gain from a fair value adjustment recognized in the consolidated statement of profit or loss and other comprehensive income	960,116
Translation difference	(102,476)
Carrying amount at December 31, 2025	15,964,489

Valuation techniques

The valuation techniques used in the financial years ended December 31, 2025 were consistent with prior years and all leasehold land and buildings’ valuation was determined using a market comparison approach. The fair value of leasehold land and buildings is based on prices for recent market transactions in similar properties and adjusted to reflect the conditions and locations of the Group’s properties. The significant input into this valuation approach is price per square foot, which has been adjusted to reflect the location, size, tenure, age and condition, standard of finishes, use, facilities provided, date of transaction and the prevailing economic conditions.

Below is a summary of the valuation techniques used and the key inputs to the valuation of leasehold land and buildings:-

	Valuation techniques	Significant unobservable inputs	Range or weighted average
			2025	2024
Leasehold land and buildings in Singapore	Market comparison approach	Price per square foot	US$126 to US$156 per square foot	n/a

The fair value measurements are based on the above leasehold land and buildings’ highest and best use, which does not differ from their actual use.

Had the Group’s leasehold land and buildings been carried at cost less accumulated depreciation, the carrying amount of the Group’s leasehold land and buildings as at December 31, 2025 and 2024 would have been approximately US$2,697,921 and US$3,171,013 respectively.

OIO Group

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2025 and 2024